EVENTS AFTER THE REPORTING DATE (Details Narrative) - € / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Shares issued		45,640,814	45,491,175
Ordinary shares outstanding		45,249,812
Exercise price		€ 8.03
LTIP [Member]
IfrsStatementLineItems [Line Items]
Shares issued		141,367
Number of vested restricted shares		37,780
Ordinary shares outstanding	45,391,179
Exercise price		€ 620,000